Accounts and Other Receivables and Contract Assets - Summary of Accounts And Other Receivables And Contract Assets (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Loan facilitation and service fees		¥ 7,380,284	¥ 10,344,007
Contract acquisition cost		7,964,247	9,016,555
Receivables from external payment services providers	[1]	2,665,300	1,750,254
Trust statutory deposits	[2]	1,359,642	968,490
Wealth management transaction and service fees receivables		1,052,735	882,060
Current Products		894,323	634,934
Legacy Products		158,412	247,126
Receivables for shares repurchase program	[1]	870,006
Other deposits		542,817	490,815
Guarantee fees		410,577	88,900
Receivables from ADS income		111,933	3,524
Receivables from exercise of share options		36,036
Others		582,044	469,751
Less: Provision for impairment losses		3,392	185	¥ 41
Accounts and other receivables and contract assets		22,344,773	23,325,978
Trade And Other Receivables [Member]
Disclosure of financial assets [line items]
Less: Provision for impairment losses	[3]	¥ (630,848)	¥ (688,378)

[1]	The Group maintains accounts with external online payment services providers to transfer deposits of platform investors, collect principal and interests from borrowers and make loans. The Group recorded the related amounts as receivables from external payment service providers.
[2]	The balances represent cash deposited in China Trust Protection Fund Co., Ltd. as required by trust regulations.
[3]	The following table sets forth the movements in the provision for impairment losses: